Discontinued Operations Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Assets and Liabilities Held for Sale [Line Items]
Cash and Cash Equivalents, Held For Sale		$ 20
Accounts Receivable, Net, Held For Sale		1,319
Inventories, Held For Sale		218
Other Current Assets, Held For Sale		231
Property, Plant and Equipment, Held For Sale		530
Goodwill, Held For Sale		265
Intangible Assets, Held For Sale		39
Investments In Partially Owned Affiliates Held For Sale		83
Other noncurrent assets		82
Assets held for sale	$ 55	2,787	$ 804
Short Term Debt Held For Sale		3
Accounts Payable, Held For Sale		1,246
Accrued Compensation And Benefits Held For Sale		152
Other Current Liabilities, Held For Sale		400
Liabilities held for sale	$ 42	1,801
Interiors
Assets and Liabilities Held for Sale [Line Items]
Cash and Cash Equivalents, Held For Sale		0
Accounts Receivable, Net, Held For Sale		596
Inventories, Held For Sale		209
Other Current Assets, Held For Sale		174
Property, Plant and Equipment, Held For Sale		496
Goodwill, Held For Sale		12
Intangible Assets, Held For Sale		4
Investments In Partially Owned Affiliates Held For Sale		83
Other noncurrent assets		35
Assets held for sale		1,609
Short Term Debt Held For Sale		0
Accounts Payable, Held For Sale		655
Accrued Compensation And Benefits Held For Sale		24
Other Current Liabilities, Held For Sale		154
Liabilities held for sale		833
Global Workplace Solutions
Assets and Liabilities Held for Sale [Line Items]
Cash and Cash Equivalents, Held For Sale		20
Accounts Receivable, Net, Held For Sale		723
Inventories, Held For Sale		9
Other Current Assets, Held For Sale		57
Property, Plant and Equipment, Held For Sale		34
Goodwill, Held For Sale		253
Intangible Assets, Held For Sale		35
Investments In Partially Owned Affiliates Held For Sale		0
Other noncurrent assets		47
Assets held for sale		1,178
Short Term Debt Held For Sale		3
Accounts Payable, Held For Sale		591
Accrued Compensation And Benefits Held For Sale		128
Other Current Liabilities, Held For Sale		246
Liabilities held for sale		$ 968